Long-Term Debt and Other Financial Liabilities, ABB Loan Facility (Details) $ in Thousands						12 Months Ended
	Feb. 24, 2023 USD ($)	Feb. 09, 2023 USD ($)	Jun. 14, 2021 USD ($)	Apr. 26, 2021 USD ($)	Apr. 22, 2021 USD ($)	Dec. 31, 2023 USD ($) Installment Tranche	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Senior Long-Term Debt [Abstract]
Proceeds from drawdown						$ 53,750	$ 124,800	$ 180,320
Prepayment of principal amount						$ 88,742	$ 89,698	$ 132,058
ABB Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount					$ 15,500
Number of tranches | Tranche						2
ABB Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate					4.00%
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Proceeds from drawdown				$ 7,500
Number of consecutive payment installments | Installment						18
Frequency of periodic payment						quarterly
Installment payment						$ 200
Balloon payment						$ 3,900
Prepayment of principal amount		$ 6,100
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Proceeds from drawdown			$ 8,000
Number of consecutive payment installments | Installment						18
Frequency of periodic payment						quarterly
Installment payment						$ 200
Balloon payment						$ 4,400
Prepayment of principal amount	$ 6,800